Significant accounting policies, Additional Paid in Capital (FY) (Details) - $ / shares	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2023
Stockholders' Equity [Abstract]
Common share, par value (in dollars per share)	$ 0	$ 0
DevvStream Holdings, Inc. [Member]
Stockholders' Equity [Abstract]
Common share, par value (in dollars per share)		$ 0	$ 0